Intangible Assets - Additional Information (Detail) - GBP (£)		12 Months Ended
	Oct. 28, 2017	Dec. 31, 2018	Dec. 31, 2017
Cost or valuation member]
Disclosure of detailed information about intangible assets [line items]
Additions			£ 7,192,288
Cost or valuation member] | MPH-9668 [member]
Disclosure of detailed information about intangible assets [line items]
Additions	£ 7,192,288
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Revision to estimated value		£ 373,000